Concentration of risk	12 Months Ended
Jun. 30, 2021
Concentration of risk
Concentration of risk

Note 12 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In China, the insurance coverage of each bank is RMB 500,000 (approximately$77,000). As of June 30, 2021 and 2020, cash balance of $102,184 and $1,366,796, respectively, were deposited with financial institutions located in China, of which $0 and $968,840, respectively, were subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately $64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2021 and 2020, cash balance of $189 and $5,254, respectively, were maintained at financial institutions in Hong Kong, and were not subject to credit risk. In the US, the insurance coverage of each bank is $250,000. As of June 30, 2021 and 2020, cash balance of $2,957 and $163,640, respectively, were deposited with financial institutions located in US and were not subject to credit risk. While management believes that these financial institutions and third-party fund holders are of high credit quality, it also continually monitors their creditworthiness.

The Company is also exposed to risk from its accounts receivable, other receivables and prepayments. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

As of June 30, 2021, the Company had working deficit of approximately $6.2 million. The Company had accounts receivable of approximately $11.1 million, most of them are short-term in nature and can be collected back within the Company's operating cycle to be used to support its working capital requirements. The Company believes the components of its current working capital is sufficient to support its operations for the next twelve months from the date of this report. If the Company is unable to realize its current assets within the normal operating cycle of a twelve-month period, the Company may have to consider supplementing its available sources of funds through obtaining additional loans.

Customer concentration risk

For the year ended June 30, 2021, no customer accounted for more than 10% of the Company’s total revenues. For the year ended June 30, 2020, one customer accounted for 18.7% of the Company’s total revenues. For the year ended June 30, 2019, the Company did not start the feed raw material business.

As of June 30, 2021, no customer accounted for more than 10% of the total balance of accounts receivable. As of June 30, 2020, one customer accounted for 10.0% of the total balance of accounts receivable.

Vendor concentration risk

For the year ended June 30, 2021, one vendor accounted for 72.7% of the Company’s total purchases. For the year ended June 30, 2020, two vendors accounted for 75.6% and 11.5% of the Company's total purchases. For the year ended June 30, 2019, the Company did not start the feed raw material business.

As of June 30, 2021, three vendors accounted for 39.8%, 30.1% and 11.5% of the total balance of accounts payable. As of June 30, 2020, four vendors accounted for 39.6%, 26.5%, 17.8% and 13.7% of the total balance of accounts payable.